COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF TOTAL FUTURE MINIMUM LEASE PAYMENTS
	As of December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Within one year	328	13,404	13,431
After one year and within five years	157	33,325	46,728
	485	46,729	60,159

SCHEDULE OF CAPITAL EXPENDITURES CONTRACTED FOR AT THE BALANCE SHEET DATE BUT NOT RECOGNIZED

	As of December 31,
	2022	2021	2020
	RMB’000	RMB’000	RMB’000
Contracted for capital commitment in respect of capital contribution to its wholly foreign owned subsidiary in the PRC:
Chengdu Future	30,000,000	30,000,000	30,000,000
Antelope Chengdu	47,365,376	65,250,000	62,250,000
Hainan Antelope Holding	63,726,000	63,726,000	—
Antelope Future (Yangpu)	60,970,159	63,726,000	—
Antelope Investment (Hainan)	50,000,000	50,000,000	—
Antelope Ruicheng Investment	47,245,000	50,000,000	—
Hangzhou Kylin Cloud Service Technology	4,500,000	—	—
Anhui Kylin Cloud Service Technology	4,900,000	—	—